Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings per share [abstract]
Schedule of Earnings (Loss) Per Share
Details of the calculation of the net income (loss) and the weighted average number of shares used in the earnings per share computations are as follows:

For the years ended December 31,	2019	2018
Common shareholders’ net income (loss) for basic earnings per share	$2,618	$2,522
Add: Increase in income due to convertible instruments(1)	10	10
Common shareholders’ net income (loss) on a diluted basis	$2,628	$2,532
Weighted average number of common shares outstanding for basic earnings per share (in millions)	592	606
Add: Dilutive impact of stock options(2) (in millions)	1	1
Add: Dilutive impact of convertible instruments(1) (in millions)	4	4
Weighted average number of common shares outstanding on a diluted basis (in millions)	597	611
Basic earnings (loss) per share	$4.42	$4.16
Diluted earnings (loss) per share	$4.40	$4.14

(1) The convertible instruments are the SLEECS B issued by SL Capital Trusts.
(2) Excludes the impact of 1 million stock options for the year ended December 31, 2019 (1 million for the year ended December 31, 2018) because these stock options were anti-dilutive for the period.